Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Receipts from customers (inclusive of GST)	$ 5,353,973	$ 260,462	$ 292,359
Payments to suppliers and employees (inclusive of GST)	(42,799,759)	(28,138,720)	(25,194,388)
Interest received	800,309	50,484	145,035
Research and development tax incentive received		4,851,839	1,555,196
Net cash (payments)/proceeds from operating activities	(36,645,477)	(22,975,935)	(23,201,798)
Cash flows from investing activities
Payments for property, plant and equipment			(45,306)
Payments for license fee liabilities	(1,226,994)	(320,000)
Receipts for sale/(payments) for intellectual property	2,997,592		(1,485,375)
Net cash (payments)/proceeds from investing activities	1,770,598	(320,000)	(1,530,681)
Cash flows from financing activities
Proceeds from issues of shares	53,977,902	29,645,526	10,072,555
Share issue transaction costs	(4,738,000)	(1,533,771)	(854,764)
Proceeds from borrowings		7,369,190
Transaction costs related to loans and borrowings	(218,633)	(117,000)
Repayment of borrowings	(1,900,000)	(5,167,000)
Settlement with Lind	(1,689,721)
Net cash (payments)/proceeds from financing activities	45,431,548	30,196,945	9,217,791
Net increase/(decrease) in cash and cash equivalents	10,556,669	6,901,010	(15,514,688)
Cash and cash equivalents at the beginning of the year	18,575,040	11,699,066	26,979,105
Effects of exchange rate changes on cash and cash equivalents	(14,874)	(25,036)	234,649
Cash and cash equivalents at end of the year	$ 29,116,835	$ 18,575,040	$ 11,699,066